UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21867

International Equity Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

International Equity Portfolio                                                                                                                as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Airlines — 0.6%
Air France-KLM	3,200	$144,108
		$144,108
Auto Components — 0.4%
Aisin Seiki Co., Ltd.	2,200	$86,020
		$86,020
Automobiles — 2.2%
Honda Motor Co., Ltd. ADR	7,800	$280,956
Toyota Motor Corp. ADR	1,800	217,134
		$498,090
Beverages — 4.5%
Diageo PLC ADR	4,500	$367,560
Fomento Economico Mexicano SA de C.V. ADR	9,100	336,882
Heineken Holding NV	2,000	107,993
InBev NV	2,400	193,365
		$1,005,800
Capital Markets — 2.9%
Deutsche Bank AG	1,300	$177,164
Invesco PLC ADR	6,400	161,216
UBS AG	5,700	313,899
		$652,279
Chemicals — 1.7%
Agrium, Inc.	5,200	$217,984
BASF AG ADR	1,200	155,340
		$373,324
Commercial Banks — 14.8%
Anglo Irish Bank Corp. PLC	9,000	$166,762
Australia and New Zealand Banking Group, Ltd. ADR	1,500	181,856
Banco Bilbao Vizcaya Argentaria SA ADR	8,000	195,360
Banco Santander Central Hispano SA ADR	22,000	409,200
Bank of Ireland	6,800	127,064
Barclays PLC ADR	6,400	358,336
BNP Paribas SA	1,200	131,977
Commerzbank AG ADR	9,000	390,656
Danske Bank A/S	2,700	113,768
DBS Group Holdings, Ltd. ADR	4,500	274,012
Erste Bank der oesterreichischen Sparkassen AG	3,500	263,453
Grupo Financiero Banorte SA de C.V.	26,000	115,843
HBOS PLC	4,500	87,668
Intesa Sanpaolo	21,000	158,941

Societe Generale	900	$154,770
Woori Finance Holdings Co., Ltd. ADR	2,500	192,775
		$3,322,441
Communications Equipment — 1.1%
Nokia Oyj, ADR	8,300	$237,712
		$237,712
Construction & Engineering — 0.8%
Vinci SA	2,600	$186,340
		$186,340
Construction Materials — 0.7%
Lafarge Malayan Cement Berhad	340,000	$166,607
		$166,607
Consumer Finance — 1.5%
Orix Corp. ADR	2,700	$326,484
		$326,484
Diversified Financial Services — 2.5%
Fortis	2,200	$86,789
ING Groep NV ADR	8,500	358,530
VTB Bank OJSC (1)	10,000	106,500
		$551,819
Diversified Telecommunication Services — 4.6%
BT Group PLC ADR	7,400	$470,492
Koninklijke KPN NV	23,400	362,231
Telenor ASA (1)	3,600	65,913
TeliaSonera AB	17,000	128,529
		$1,027,165
Electric Utilities — 4.2%
E.ON AG ADR	7,500	$392,475
Enel SPA ADR	6,200	318,990
Scottish and Southern Energy PLC	8,000	233,859
		$945,324
Electronic Equipment & Instruments — 0.5%
Ibiden Co., Ltd.	1,500	$109,419
		$109,419
Energy Equipment & Services — 2.9%
Acergy SA ADR	17,000	$450,500
Tenaris SA ADR	4,100	197,497
		$647,997
Food & Staples Retailing — 0.6%
Controladora Comercial Mexicana SA de C.V., Unit	45,000	$124,206
		$124,206

Food Products — 2.4%
Nestle SA ADR	5,600	$540,967
		$540,967
Health Care Equipment & Supplies — 0.5%
Synthes, Inc.	950	$110,642
		$110,642
Industrial Conglomerates — 3.2%
Keppel Corp., Ltd. ADR	30,000	$533,790
Siemens AG	1,500	189,945
		$723,735
Insurance — 3.2%
Aviva PLC	9,000	$125,130
AXA SA ADR	11,000	430,760
Muenchener Rueckversicherungs-Gesellschaft AG	1,000	172,314
		$728,204
Machinery — 4.0%
Atlas Copco AB, Class B	12,000	$191,989
Komatsu, Ltd. ADR	3,500	446,815
SKF AB ADR	5,000	106,116
Vallourec SA	600	155,282
		$900,202
Metals & Mining — 9.0%
Anglo American PLC ADR	8,463	$248,220
BHP Billiton, Ltd.	3,700	118,480
BlueScope Steel, Ltd.	13,000	120,781
Companhia Vale do Rio Doce ADR	7,100	300,543
JSC Norilsk Nickel ADR	1,100	246,400
Rio Tinto PLC ADR	2,000	578,240
Silver Wheaton Corp. (1)	17,900	245,409
Teck Cominco, Ltd., Class B	3,700	164,280
		$2,022,353
Multi-Utilities — 1.7%
RWE AG ADR	3,600	$384,028
		$384,028
Office Electronics — 1.9%
Canon, Inc. ADR	8,000	$424,640
		$424,640
Oil, Gas & Consumable Fuels — 6.7%
ENI SPA ADR	1,700	$118,592
Norsk Hydro ASA ADR	11,400	439,812
Petroleo Brasileiro SA ADR	6,000	335,100

Sibir Energy PLC (1)	10,000	$97,553
Total SA ADR	6,600	518,826
		$1,509,883
Pharmaceuticals — 2.3%
Novartis AG ADR	2,800	$151,060
Roche Holding AG ADR	4,100	365,572
		$516,632
Real Estate Management & Development — 0.6%
Sun Hung Kai Properties, Ltd. ADR	11,000	$141,396
		$141,396
Road & Rail — 1.0%
Canadian Pacific Railway, Ltd.	3,000	$221,790
		$221,790
Software — 4.8%
Nintendo Co., Ltd.	1,800	$863,459
UbiSoft Entertainment SA (1)	3,200	208,548
		$1,072,007
Tobacco — 1.2%
British American Tobacco PLC ADR	4,000	$260,360
		$260,360
Trading Companies & Distributors — 2.0%
Mitsubishi Corp. ADR	7,500	$445,975
		$445,975
Wireless Telecommunication Services — 4.8%
Bouygues SA	2,200	$176,301
China Mobile, Ltd. ADR	4,000	229,560
Philippine Long Distance Telephone Co. ADR	3,800	217,208
Turkcell Iletisim Hizmetleri AS ADR	13,400	236,912
Vodafone Group PLC ADR	7,000	212,450
		$1,072,431
Total Common Stocks (identified cost $18,862,914)		$21,480,380

Closed-End Funds — 1.0%

Security	Shares	Value
Central Europe and Russia Fund, Inc.	3,800	$211,432
		$211,432
Total Closed-End Funds (identified cost $195,745)		$211,432

Short-Term Investments — 3.9%

	Interest
Descriptions	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (2)	$875	$874,891
Total Short-Term Investments (at identified cost, $874,891)		$874,891
Total Investments — 100.7% (identified cost $19,933,550)		$22,566,703
Other Assets, Less Liabilities — (0.7)%		$(151,650)
Net Assets — 100.0%		$22,415,053

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $8,161.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	14.3%	$3,201,083
Japan	14.3	3,200,902
France	9.4	2,106,913
Germany	8.3	1,861,922
Switzerland	6.6	1,482,141
Norway	4.3	956,225
Canada	3.8	849,463
Netherlands	3.7	828,754
Singapore	3.6	807,802
Brazil	2.8	635,643
Spain	2.7	604,560
Italy	2.7	596,523
Mexico	2.6	576,931
Russia	2.5	564,332
Sweden	1.9	426,633
Australia	1.9	421,118
Hong Kong	1.6	370,956
Ireland	1.3	293,826
Belgium	1.2	280,154
Austria	1.2	263,452
Finland	1.1	237,712
Turkey	1.0	236,912
Philippines	1.0	217,208
Argentina	0.9	197,497
Republic of Korea	0.9	192,775
Malaysia	0.7	166,607
Denmark	0.5	113,768
Total Common Stocks and Closed-End Funds	96.8%	$21,691,812
Short-Term Investments	3.9%	$874,891

The Portfolio did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$19,938,676
Gross unrealized appreciation	$2,848,778
Gross unrealized depreciation	(220,751)
Net unrealized appreciation	$2,628,027

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 24, 2007

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	September 24, 2007